Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest And Finance Costs
	December 31,
	2012	2013	2014
Interest costs on long-term debt	$135,819	$190,195	$261,137
Amortization and write off of financing fees	12,944	38,797	42,995
Amortization of unrealized hedge reserve (Note 9.1)	9,816	-	-
Capitalized borrowing costs	(44,951)	(65,492)	(37,342)

Commissions, commitment fees and other financial expenses	2,799	57,064	33,341
Total	$116,427	$220,564	$300,131